Share-based Payments - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2020 CAD ($) shares $ / shares	Oct. 31, 2019 CAD ($) shares $ / shares	Oct. 31, 2018 CAD ($) shares $ / shares	Oct. 31, 2017 CAD ($)
Performance share units (PSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards				Settle in cash at the end of three years. Dividend equivalents on PSUs, are provided in the form of additional PSUs.
Days of average volume-weighted on share price				Grant date fair value of each cash-settled PSU is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. The final number of PSUs that vest will range from 75% to 125% of the initial number awarded based on CIBC's performance relative to the other major Canadian banks. Upon vesting, each PSU is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
Number of shares granted	835,785	952,273	894,040
Weighted-average price of shares granted | $ / shares	$ 115.30	$ 113.48	$ 115.23
Number of outstanding shares | shares	2,967,248	3,033,980	2,920,695
Compensation expense	$ 90,000,000	$ 106,000,000	$ 123,000,000
Liabilities	$ 286,000,000	$ 319,000,000	$ 328,000,000
Vesting description				Under the PSU plan, awards are granted to certain key employees on an annual basis in December. PSU grants are made in the form of cash-settled awards which vest and settle in cash at the end of three years. Dividend equivalents on PSUs, are provided in the form of additional PSUs.
Performance share units (PSUs) [member] | Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				75.00%
Performance share units (PSUs) [member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage				125.00%
Deferred share unit plan and deferred compensation plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description				DSUs are generally fully vested upon grant or vest in accordance with the vesting schedule defined in the grant agreement and settle in cash on a date within the period specified in the plan terms. Employees receive dividend equivalents in the form of additional DSUs.
Days of average volume-weighted on share price				Grant date fair value of each cash settled DSU that is not granted under the DCP, is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. These DSUs are settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the payout date and after the employee's termination of employment. The grant date fair value for DCP grants is based on the closing stock price on the New York Stock Exchange (NYSE) on the last day of the quarter. Upon distribution, each DSU is settled in cash based on the average closing price per common share on the NYSE for the 10 trading days prior to the date of the distribution.
Number of shares granted	183,941	173,089	132,739
Weighted-average price of shares granted | $ / shares	$ 106.22	$ 110.53	$ 115.60
Number of outstanding shares | shares	791,571	617,281	447,200
Compensation expense	$ 8,000,000	$ 17,000,000	$ 26,000,000
Liabilities	90,000,000	82,000,000	64,000,000
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description				options vest by the end of the fourth year and expire 10 years from the grant date.
Compensation expense	$ 5,000,000	$ 7,000,000	$ 7,000,000
Description of option pricing model, share options granted	Black-Scholes option pricing model
Weighted-average grant date fair value of options | $ / shares	$ 3.90	$ 8.22	$ 7.06
Employee stock purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 50,000,000	$ 48,000,000	$ 45,000,000
Employee share purchase plan				We match 50% of the employee contribution amount, up to a maximum contribution of 3% of eligible earnings, subject to a ceiling of $2,250 annually.
Percentage of maximum employee contribution earnings				3.00%
Maximum Employee contribution per year				$ 2,250
Restricted share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled awards				Dividend equivalents on RSA units are paid in cash or in the form of additional RSA units to the employees at the end of the vesting period or settlement date.
Vesting description				Generally vest and settle in cash either at the end of three years or one-third annually beginning one year after the date of the grant.
Days of average volume-weighted on share price				Grant date fair value of each cash-settled RSA unit granted in the normal course is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. Upon vesting, each RSA unit is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
Number of shares granted	2,864,000	2,666,888	2,653,437
Weighted-average price of shares granted | $ / shares	$ 113.62	$ 113.01	$ 115.20
Number of outstanding shares | shares	8,391,532	8,343,235	8,252,167
Compensation expense	$ 275,000,000	$ 319,000,000	$ 352,000,000
Liabilities	$ 775,000,000	$ 850,000,000	$ 858,000,000
Restricted stock units [member] | The PrivateBank [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Days of average volume-weighted on share price		10-day
Compensation expense		$ 1,000,000
Restricted stock units [member] | Exchangeable shares [member] | Wellington Financial [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description				Vest over a period of up to 5 years and have specific service and non-market performance vesting conditions, were issued to selected employees. Employees receive dividend equivalents in the form of additional exchangeable shares upon vesting.
Weighted-average price of shares granted | $ / shares			$ 123.99
Number of outstanding shares | shares	278,711	386,010
Compensation expense	$ 9,000,000	$ 8,000,000
Directors' plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	0	3,000,000	$ 3,000,000
Liabilities	$ 23,000,000	$ 27,000,000	$ 25,000,000